Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

The following table disaggregates our revenue by product and service offering and timing of transfer of control:

	Nine months ended September 30, 2020
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$769.9	$565.2	$343.0	$1,678.1
Services & spares	491.0	263.5	210.4	964.9
Integrated rack solutions	222.4	97.6	101.9	421.9
Total	$1,483.3	$926.3	$655.3	$3,064.9
Timing of revenue recognition:
Products and services transferred at a point in time	$1,022.3	$720.3	$505.1	$2,247.7
Products and services transferred over time	461.0	206.0	150.2	817.2
Total	$1,483.3	$926.3	$655.3	$3,064.9

	Nine months ended September 30, 2019
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:(2)
Critical infrastructure & solutions	$937.1	$527.9	$355.4	$1,820.4
Services & spares	505.5	268.2	211.7	985.4
Integrated rack solutions	232.8	110.0	111.1	453.9
Total	$1,675.4	$906.1	$678.2	$3,259.7
Timing of revenue recognition:
Products and services transferred at a point in time	$1,217.1	$706.5	$548.7	$2,472.3
Products and services transferred over time	458.3	199.6	129.5	787.4
Total	$1,675.4	$906.1	$678.2	$3,259.7
(1)

Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the nine months ended September 30,2019 have been adjusted by $(118.4), $28.1, and $90.3, respectively, to reflect the strategic realignment described above.

	Year Ended December 31, 2019
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,355.4	$763.2	$514.0	$2,632.6
Services & software solutions	679.4	336.0	283.5	1,298.9
I.T. & Edge infrastructure	194.3	178.8	126.6	499.7
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

Timing of revenue recognition:
Products and services transferred at a point in time	$1,592.4	$1,007.1	$748.9	$3,348.4
Products and services transferred over time	636.7	270.9	175.2	1,082.8
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

	Year Ended December 31, 2018
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,246.4	$723.9	$481.5	$2,451.8
Services & software solutions	669.8	339.1	267.2	1,276.1
I.T. & Edge infrastructure	229.5	181.2	147.0	557.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Timing of revenue recognition:
Products and services transferred at a point in time	$1,530.6	$973.5	$701.8	$3,205.9
Products and services transferred over time	615.1	270.7	193.9	1,079.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Schedule of Contract Assets, Liabilities and Deferred Revenue

The opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue are as follows:

	Balances at September 30, 2020	Balances at December 31, 2019
Deferred revenue – current(3)	$189.8	$160.9
Deferred revenue – noncurrent(4)	38.9	41.3
Other contract liabilities – current(3)	48.3	39.8

(1)	Current deferred revenue and contract liabilities are included within accrued expenses and other liabilities.

(2)	Noncurrent deferred revenue is recorded within other long-term liabilities.

	Balances at	Balances at
	December 31, 2019	December 31, 2018
Deferred revenue - current (1)	$160.9	$170.5
Deferred revenue - noncurrent (2)	41.3	36.5
Other contract liabilities - current (1)	39.8	29.8
(1)	Current deferred revenue and contract liabilities are included within accrued expenses.
(2)	Noncurrent deferred revenue is recorded within other long-term liabilities.